Equity - Reserves - Subsidiaries (Details) € in Thousands		1 Months Ended							12 Months Ended
	Dec. 12, 2016 EUR (€)	Oct. 31, 2017 EUR (€) shares	Sep. 30, 2017	Aug. 31, 2016 EUR (€)	Jul. 31, 2016 EUR (€) EquityInstruments	Jul. 31, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	May 31, 2015	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€)	Mar. 03, 2016
Equity
Decrease in reserves									€ 389	€ 3
Araclon Biotech S.L
Equity
Increased capital				€ 6,700		€ 6,000	€ 6,000
Indirect (as a percent)				73.22%	70.83%		70.83%	66.15%
Araclon Biotech S.L | Reserves
Equity
Decrease in reserves				€ 1,700			€ 1,770
Medion Diagnostics AG
Equity
Indirect (as a percent)					100.00%
Additional stake acquired (as a percent)					20.00%
Medion Diagnostics AG | Treasury stock
Equity
Consideration transferred, in shares | EquityInstruments					59,951
Medion Diagnostics AG | Reserves
Equity
Decrease in reserves					€ 600
VCN Bioscience, S.L. (Spain)
Equity
Increased capital	€ 5,000
Indirect (as a percent)	81.34%
VCN Bioscience, S.L. (Spain) | Reserves
Equity
Decrease in reserves	€ 1,000
Progenika Biopharma, S.A. (Spain)
Equity
Acquired Capital (in shares) | shares		12,020
Indirect (as a percent)		90.23%	89.25%
Additional stake acquired (as a percent)											32.93%
Progenika Biopharma, S.A. (Spain) | Reserves
Equity
Decrease in reserves		€ 374,000
Medion Diagnostics AG
Equity
Additional stake acquired (as a percent)					20.00%
Medion Diagnostics AG | Treasury stock
Equity
Consideration transferred, in shares | EquityInstruments					59,951